Investment Strategy	Oct. 16, 2025
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the following changes are made to the Prospectus with respect to Calamos Phineus Long/Short Fund:

(1) On page 16, under the heading “Principal Investment Strategies”, the third to the last sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Fund may maintain long and short positions through the use of derivative instruments, such as options, futures, swaps, and forward contracts, without investing directly in the underlying asset.

Calamos Growth Fund | Calamos Growth Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the following changes are made to the Prospectus with respect to Calamos Growth Fund:

On page 57, under the heading “Principal Investment Strategies”, the following sentence is added to the end of the first paragraph:

The Fund may also invest in privately placed securities, including in third-party private funds (“Private Funds”) that themselves invest in equity securities of privately held companies subject to applicable limits under the 1940 Act.

Please retain this supplement for future reference.